Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Line Items]
Short term borrowings payable to banks	¥ 4,609,123	¥ 3,889,100
long-term bank loans collateralized	3,287,759	2,280,419
Asset-backed securities current	587,470	185,864
Asset-backed securities non current	232,807	0
Long-term deposit	1,138,479	564,122
Asset Backed Notes Current	82,145	242,995
Asset Backed Notes Noncurrent	0	87,945
Line of Credit Facility, Maximum Borrowing Capacity	¥ 3,673,864	¥ 3,650,378
Line of Credit [Member] | Long-Term Debt [Member]
Debt Disclosure [Line Items]
Short term debt weighted average effective rate of interest at point of time	0.00%	0.00%
Line of Credit Facility, Maximum Borrowing Capacity	¥ 6,620,709	¥ 6,497,813
Restricted long term deposits [Member]
Debt Disclosure [Line Items]
Long-term deposit	¥ 0	¥ 203,777
Other Short Term Loans Payable To Banks [Member]
Debt Disclosure [Line Items]
Short term debt weighted average effective rate of interest at point of time	2.24%	2.62%